Leases (Details 2) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 405	$ 405	$ 504
Less Than 1 Year [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	148,000,000	183,000,000	131,000,000
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	257,000,000	222,000,000	362,000,000
More Than Five 5 [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 0	$ 0	$ 11,000,000